Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning balance	$ (767)	$ (1,671)	$ (1,671)
Change in net unrealized losses on securities available for sale	141	$ 803	904	(1,671)
Ending balance	$ (626)		$ (767)	$ (1,671)